Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended							12 Months Ended
	Jul. 28, 2014 USD ($)	Jul. 28, 2014 CNY	Jan. 07, 2014 USD ($)	Jan. 07, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 28, 2014	Jan. 07, 2014	Dec. 31, 2013 American Depositary Shares [Member]	Dec. 31, 2012 American Depositary Shares [Member] USD ($)	Dec. 31, 2011 American Depositary Shares [Member]	Dec. 31, 2010 American Depositary Shares [Member]	Dec. 31, 2013 Ordinary shares [Member]	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Dec. 31, 2010 Ordinary shares [Member]
Shares repurchased and cancelled during the period															1,700,656				5,101,968
Consideration to repurchase shares						$ 982	$ 6,950	$ 1,087	$ 11,416				$ 20,000
Shares repurchased												217,036	1,972,063	316,645		651,108	5,916,189	949,935
Date declared	Jul. 28, 2014	Jul. 28, 2014	Jan. 07, 2014	Jan. 07, 2014
Amount of dividend paid	$ 40,612	251,979	$ 32,489	201,583
Special dividend per ordinary share	$ 0.30		$ 0.24		$ 0	$ 0	$ 0
Dividends payable, date to be paid										2014-11	2014-04